SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2013 is as follows:

	Year ended June 30, 2013
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2012
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2011
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$-	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	-	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$-	$1,039,550	$91,128,716

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2011	2012	2013

Revenues:
PRC	$262,212,528	$297,154,293	$285,978,231
Non-PRC (including Hong Kong)	629,358	24,549,639	63,076,771

	$262,841,886	$321,703,932	$349,055,002

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2012	2013

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$85,990,556	$98,992,331
Non-PRC (including Hong Kong)	1,088,704	12,913,187

	$87,079,260	$111,905,518